Divestiture Transactions and Discontinued Operations (Components of Assets and Liabilities on Consolidated Balance Sheet) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Current assets of discontinued operations
Cash and cash equivalents	$ 25		$ 7		$ 7
Accounts receivable and unbilled revenue	102		108
Materials and supplies	134		162
Mark-to-market derivative assets	102		65
Property and plant, net	748		3,279
Accumulated deferred income taxes, net	385
Other assets	104		97
Total current assets of discontinued operations	1,600		3,718
Current liabilities of discontinued operations
Accounts payable and other current obligations	133		134
Mark-to-market derivative liabilities	63		39
Long-term debt, net	824		824
Accumulated deferred income taxes, net			583
Asset retirement obligations	78		64
Pension and other postretirement benefits	40		92
Other liabilities	28		26
Total current liabilities of discontinued operations	1,166		1,762
Accumulated other comprehensive income (loss)	19	[1]	(31)	[1]
Noncontrolling Interest	$ 8	[2]	$ 7	[2]
Electric Energy, Inc [Member]
Current liabilities of discontinued operations
Percentage of EEI not owned by Ameren	20.00%

[1]	Accumulated other comprehensive income related to discontinued operations remains in “Accumulated other comprehensive loss” on Ameren’s December 31, 2012 and 2011, consolidated balance sheets. This balance relates to New AER assets and liabilities that will be realized or removed from Ameren’s consolidated balance sheet either before or at the closing of the New AER divestiture.
[2]	The 20% ownership interest of EEI not owned by Ameren remains in “Noncontrolling interests” on Ameren’s December 31, 2012 and 2011, consolidated balance sheets. This noncontrolling interest will be removed from Ameren’s consolidated balance sheet at the closing of the New AER divestiture.